UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of BlackRock Principal
              Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/07

Date of reporting period: 11/01/06 - 04/30/07

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock Core Principal                                               BLACKROCK
Protected Fund
OF BLACKROCK PRINCIPAL PROTECTED TRUST

SEMI-ANNUAL REPORT
APRIL 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Core Principal Protected Fund

Officers and Trustees of the Trust

Robert C. Doll, Jr., Trust President, Trustee and Portfolio Manager David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


2       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

A Letter to Shareholders

Dear Shareholder

In its first four months, 2007 could already be termed an eventful year for investors. For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. Then, at the end of February and into March, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by worries of a weakening economy, escalating geopolitical concerns and rising delinquencies in the subprime mortgage market. Still, underlying stock market fundamentals appeared quite sound, supported by a generally favorable global economic backdrop, tame inflation, slowing but still positive earnings growth, relatively low interest rates and attractive valuations. These conditions prevailed later, and the Dow Jones Industrial Average crossed the 13,000 mark for the first time in its history in late April.

Not unlike the equity market, the bond market also experienced volatility as observers attempted to interpret mixed economic signals. A bond market rally (falling yields and rising prices) late last year reversed itself early in 2007 amid some transitory signs of economic strength. Overall, yields have fluctuated month to month but ended April little changed from the beginning of the year. However, compared to one year ago, yields on 30-year Treasury bonds fell 36 basis points (.36%) and 10-year yields fell 44 basis points, while prices correspondingly rose.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. The central bankers continue to express concern about potential inflationary pressures, but also acknowledge signs of economic weakness. Given this relatively "balanced" assessment, most observers believe the Fed will keep interest rates on hold for now.

Against this backdrop, most major market indexes posted positive returns for the annual and semi-annual reporting periods ended April 30, 2007:

Total Returns as of April 30, 2007                                                           6-month        12-month
====================================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                                  + 8.60%         +15.24%
--------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                 + 6.86          + 7.83
--------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                            +15.46          +19.81
--------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                          + 2.64          + 7.36
--------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                               + 1.59          + 5.78
--------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)             + 6.96          +11.72
--------------------------------------------------------------------------------------------------------------------

If the first four months are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view "What's Ahead in 2007: An Investment Perspective" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Trust President and Trustee


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       3

A Discussion With Your Fund's Portfolio Manager

      The Fund met its primary objective of preserving investor principal and also outperformed its comparable Lipper category of Mixed-Asset Target Allocation Growth Funds for the six-month period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2007, BlackRock Core Principal Protected Fund's Institutional, Investor A, Investor B and Investor C Shares had total returns of +9.01%, +8.85%, +8.54% and +8.51%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the benchmark Russell 1000 Index posted a total return of +9.10%, while the Lipper Mixed-Asset Target Allocation Growth Funds category had an average return of +7.59%. (By portfolio practice, funds in this Lipper category maintain a mix of 60% - 80% equity securities, with the remainder invested in bonds, cash and cash equivalents.)

Throughout the six-month period, the Fund's equity allocation remained at 100% of net assets and the fixed income allocation at 0%. Within the equity portfolio, we invest primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Index.

Stock selection drove Fund performance results during the period, particularly within the health care (pharmaceuticals), energy (fuels), financials (banks) and consumer staples (food retailers) sectors. At the individual stock level, the largest positive contributors to performance were Goodyear Tire & Rubber Co., Southern Copper Corp., Schering-Plough Corp., Cummins, Inc. and Holly Corp. The largest detractors were technology companies BEA Systems Inc., Lexmark International, Inc. and Intuit, Inc., and retailers Ann Taylor Stores Corp. and Office Depot Inc. As important as it was that we invested in stocks that performed well, it was equally significant that we avoided those names that did not perform well. Examples of stocks that performed poorly within the benchmark, but aided the Fund's relative results because they were underweighted in the portfolio, include Amgen Inc. and Starbucks Corp.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the past six months. This investing environment was challenging at times. The beginning of the period saw mid-term elections in Congress in which control shifted from Republicans to Democrats. We believe this shift is likely to change the course of legislation over the next few years. Free trade policies, healthcare-related legislation (such as Medicare prescription drug benefits) and tax policies (specifically, moderating or eliminating reduced taxation) all may be affected in the near future.

Economic news was mixed throughout the period, but its impact on the markets was at first minimal, as the beginning of the period saw equities reach record highs. Although fears over a weakening U.S. housing market and a slowdown in consumer spending sparked investor concern, markets rallied from the start of the period until February, when the Dow Jones Industrial Average, the U.S. index containing 30 stocks listed on the New York Stock Exchange, lost more than 416 points. This represented the largest one-week decline since September 2001, and came on the heels of a substantial correction in Asian markets, particularly China. The markets rebounded in the weeks that followed, but remained volatile amid an increase in subprime mortgage delinquencies and the high-profile bankruptcy of a leading subprime mortgage company. However, there was ongoing investor debate as to whether the subprime meltdown would spread through other parts of the economy.

During the six-month period, crude oil prices stabilized under $61 per barrel thanks to unseasonably warm winter weather and ample inventories from non-OPEC countries. The Federal Reserve Board (the Fed) remained at a pause in its monetary policy, keeping interest rates steady at 5.25%. Gross domestic product
(GDP) growth for first quarter 2007 was revised down to 1.3%, compared to 2.5% growth in fourth quarter 2006.


4       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

What changes were made to the Portfolio during the period?

Overall, we continued to identify companies with favorable growth characteristics and earnings developments selling at attractive relative valuations. As a result of our bottom-up stock-selection process, we increased the Portfolio's position in health care and reduced exposure to the energy, industrials, consumer discretionary, financials and consumer staples sectors.

The largest purchases during the period in terms of dollars spent were in UnitedHealth Group, Inc., Schering-Plough, Coach, Inc., CIGNA Corp. and Applied Materials, Inc. The largest sales were in Merck & Co. Inc., Texas Instruments Inc., Occidental Petroleum Corp., Motorola, Inc. and Cardinal Health, Inc. These transactions reflect our ongoing refinement of the Portfolio, as we continue to look for stocks that best meet our investment criteria while pruning those that have deteriorated versus our original assessment.

How would you characterize the Portfolio's position at the close of the period?

As of April 30, 2007, portfolio assets were invested 100% in equities and 0% in fixed income securities. The Portfolio's largest overweights at period-end were in the health care, consumer discretionary, information technology, materials and energy sectors. The largest underweights were in financials, consumer staples and telecommunication services.

Given the mounting evidence of slowing economic growth, attention is increasingly focusing on the Fed, with many observers wondering when the central bank will begin cutting interest rates. Despite weaker growth rates, however, it appears there are still enough mitigating factors to keep the Fed on hold for now. Having said that, we do believe the Fed will begin cutting interest rates by the end of the year as the economy continues to slow and as inflationary pressures recede.

Based on the equity market run-up at the end of the period, there has been some concern that stocks may be overbought, which could result in some sort of near-term market correction. We acknowledge that the markets face headwinds in the form of slowing economic growth, weakening corporate earnings growth and a Fed that is not presently accommodative. In our opinion, however, the backdrop for an equity bear market simply does not exist. Monetary policy is by no means overly tight, inflation (while higher than the Fed would like) is still low and seems to be easing, and earnings growth is slowing, not collapsing. From our perspective, the tailwinds of good valuation levels, strong global economic growth, ongoing corporate deal activity and the relative attractiveness of stocks compared to other investments (chiefly bonds) should help the equity bull market to continue.

Robert C. Doll, Jr.
Trust President, Trustee and Portfolio Manager

May 14, 2007


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. The Fund's Investment Adviser waived a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareolders.

Recent Performance Results

                                                             6-Month            12-Month          Since Inception
As of April 30, 2007                                      Total Return        Total Return         Total Return
=================================================================================================================
Institutional Shares*                                         +9.01%             +11.39%              +67.92%
-----------------------------------------------------------------------------------------------------------------
Investor A Shares*                                            +8.85              +11.14               +66.18
-----------------------------------------------------------------------------------------------------------------
Investor B Shares*                                            +8.54              +10.39               +61.13
-----------------------------------------------------------------------------------------------------------------
Investor C Shares*                                            +8.51              +10.27               +61.02
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index**                   +2.83              + 8.39               +21.38
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                       +2.64              + 7.36               +16.74
-----------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index****                                     +9.10              +15.16               +94.92
-----------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.
** This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities. Since inception total return is from 2/28/03.
*** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity. Since inception total return is from 2/28/03.
**** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 2/28/03.

      Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.


6       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Performance Data (concluded)

Core Principal Protected
BlackRock Core Principal Protected Fund -- Edgar

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A, Investor B & Investor C Shares compared to growth of an investment in the Merrill Lynch U.S. Corporate Master Index, Lehman Brothers Aggregate Bond Index and the Russell 1000 Index. Values are from February 28, 2003 to April 2007:

                                                                             Merrill Lynch    Lehman Brothers
              Institutional     Investor A     Investor B    Investor C     U.S. Corporate     Aggregate Bond     Russell 1000
                   Shares*+       Shares*+       Shares*+      Shares*+     Master Index++           Index+++        Index++++
2/28/03**           $10,000         $9,475        $10,000       $10,000            $10,000            $10,000          $10,000
4/03                $10,200         $9,665        $10,190       $10,190            $10,237            $10,100          $10,972
4/04                $11,369        $10,740        $11,238       $11,238            $10,621            $10,284          $13,594
4/05                $12,217        $11,514        $11,956       $11,959            $11,238            $10,825          $14,573
4/06                $15,076        $14,167        $14,596       $14,601            $11,239            $10,901          $17,008
4/07                $16,792        $15,745        $15,913       $16,102            $12,138            $11,674          $19,492

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its equity component assets in Master Large Cap Core Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.
++ This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.
+++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.
++++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Past performance is not indicative of future results.

Average Annual Total Return

                                                                     Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 4/30/07                                               +11.39%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/07                                                      +13.24
--------------------------------------------------------------------------------

                                                 Return Without    Return With
                                                  Sales Charge     Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 4/30/07                               +11.14%         + 5.30%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/07                                      +12.95          +11.50
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 4/30/07                               +10.39%         + 5.89%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/07                                      +12.12          +11.78
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 4/30/07                               +10.27%         + 9.27%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/07                                      +12.10          +12.10
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2006 and held through April 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                             Expenses Paid
                                                                Beginning                Ending           During the Period*
                                                              Account Value           Account Value        November 1, 2006
                                                            November 1, 2006         April 30, 2007        to April 30, 2007
============================================================================================================================
Actual
============================================================================================================================
Institutional                                                    $1,000                 $1,090.10               $ 8.24
----------------------------------------------------------------------------------------------------------------------------
Investor A                                                       $1,000                 $1,083.00               $ 9.45
----------------------------------------------------------------------------------------------------------------------------
Investor B                                                       $1,000                 $1,085.40               $13.39
----------------------------------------------------------------------------------------------------------------------------
Investor C                                                       $1,000                 $1,085.10               $13.39
============================================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================================
Institutional                                                    $1,000                 $1,016.92               $ 7.95
----------------------------------------------------------------------------------------------------------------------------
Investor A                                                       $1,000                 $1,015.73               $ 9.15
----------------------------------------------------------------------------------------------------------------------------
Investor B                                                       $1,000                 $1,011.96               $12.92
----------------------------------------------------------------------------------------------------------------------------
Investor C                                                       $1,000                 $1,011.96               $12.92
----------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.59% for Institutional, 1.83% for Investor A, 2.59% for Investor B and 2.59% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a master portfolio, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Statement of Assets and Liabilities      BlackRock Core Principal Protected Fund

As of April 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
               Investment in Master Large Cap Core Portfolio (the "Portfolio"), at value
                 (identified cost -- $127,857,705*) ............................................                      $ 176,624,873
               Prepaid expenses ................................................................                              5,615
                                                                                                                      -------------
               Total assets ....................................................................                        176,630,488
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
               Payables:
                   Distributor .................................................................    $     132,886
                   Financial warranty fee ......................................................           90,648
                   Advisory fee ................................................................           41,739
                   Other affiliates ............................................................            2,246           267,519
                                                                                                    -------------
               Accrued expenses ................................................................                             53,581
                                                                                                                      -------------
               Total liabilities ...............................................................                            321,100
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets ......................................................................                      $ 176,309,388
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
               Paid-in capital, unlimited shares of no par value authorized ....................                      $ 119,833,864
               Accumulated investment loss -- net ..............................................    $  (1,086,931)
               Undistributed realized capital gains -- net .....................................        8,795,287
               Unrealized appreciation -- net ..................................................       48,767,168
                                                                                                    -------------
               Total accumulated earnings -- net ...............................................                         56,475,524
                                                                                                                      -------------
               Net Assets ......................................................................                      $ 176,309,388
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
               Institutional -- Based on net assets of $4,904,187 and 389,377 shares outstanding                      $       12.59
                                                                                                                      =============
               Investor A -- Based on net assets of $13,023,387 and 1,037,344 shares outstanding                      $       12.55
                                                                                                                      =============
               Investor B -- Based on net assets of $95,772,012 and 7,751,226 shares outstanding                      $       12.36
                                                                                                                      =============
               Investor C -- Based on net assets of $62,609,802 and 5,055,922 shares outstanding                      $       12.38
                                                                                                                      =============

* The cost and unrealized appreciation of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................       $127,857,705
                                                                    ============
      Gross unrealized appreciation .........................       $ 48,767,168
      Gross unrealized depreciation .........................                 --
                                                                    ------------
      Net unrealized appreciation ...........................       $ 48,767,168
                                                                    ============

      See Notes to Financial Statements.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       9

Statement of Operations                  BlackRock Core Principal Protected Fund

For the Six Months Ended April 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
               Net investment income allocated from the Portfolio:
                   Dividends ...................................................................                      $   1,129,722
                   Securities lending -- net ...................................................                             18,427
                   Interest from affiliates ....................................................                              1,850
                   Expenses ....................................................................                           (438,545)
                                                                                                                      -------------
               Total income ....................................................................                            711,454
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
               Investment advisory fees ........................................................    $     671,455
               Financial warranty fee ..........................................................          559,546
               Service and distribution fees -- Investor B .....................................          487,740
               Service and distribution fees -- Investor C .....................................          313,668
               Printing and shareholder reports ................................................           38,831
               Accounting services .............................................................           30,157
               Professional fees ...............................................................           23,946
               Transfer agent fees -- Investor B ...............................................           21,659
               Service fees -- Investor A ......................................................           17,332
               Transfer agent fees -- Investor C ...............................................           13,795
               Trustees' fees and expenses .....................................................           11,658
               Custodian fees ..................................................................            9,683
               Transfer agent fees -- Investor A ...............................................            2,483
               Transfer agent fees -- Institutional ............................................            1,254
               Pricing fees ....................................................................              315
               Other ...........................................................................            9,430
                                                                                                    -------------
               Total expenses before waiver ....................................................        2,212,952
               Waiver of expenses ..............................................................         (414,567)
                                                                                                    -------------
               Total expenses after waiver .....................................................                          1,798,385
                                                                                                                      -------------
               Investment loss -- net ..........................................................                         (1,086,931)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Portfolio -- Net
-----------------------------------------------------------------------------------------------------------------------------------
               Realized gain on investments -- net .............................................                          8,795,294
               Change in unrealized appreciation on investments -- net .........................                          7,052,587
                                                                                                                      -------------
               Total realized and unrealized gain -- net .......................................                         15,847,881
                                                                                                                      -------------
               Net Increase in Net Assets Resulting from Operations ............................                      $  14,760,950
                                                                                                                      =============

      See Notes to Financial Statements.


10       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Statements of Changes in Net Assets      BlackRock Core Principal Protected Fund

                                                                                                     For the Six
                                                                                                    Months Ended          For the
                                                                                                      April 30,         Year Ended
                                                                                                        2007            October 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
               Investment loss -- net ..........................................................    $  (1,086,931)    $  (2,796,671)
               Realized gain -- net ............................................................        8,795,294        16,640,357
               Change in unrealized appreciation -- net ........................................        7,052,587        14,361,843
                                                                                                    -------------------------------
               Net increase in net assets resulting from operations ............................       14,760,950        28,205,529
                                                                                                    -------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
               Realized gain:
                   Institutional ...............................................................         (517,532)         (477,242)
                   Investor A ..................................................................       (1,289,442)         (501,048)
                   Investor B ..................................................................       (9,019,454)       (7,011,819)
                   Investor C ..................................................................       (5,717,830)       (3,979,145)
                                                                                                    -------------------------------
               Net decrease in net assets resulting from distributions to shareholders .........      (16,544,258)      (11,969,254)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interests Transactions
-----------------------------------------------------------------------------------------------------------------------------------
               Net decrease in net assets derived from beneficial interests transactions .......       (7,982,727)      (33,246,056)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
               Total decrease in net assets ....................................................       (9,766,035)      (17,009,781)
               Beginning of period .............................................................      186,075,423       203,085,204
                                                                                                    -------------------------------
               End of period* ..................................................................    $ 176,309,388     $ 186,075,423
                                                                                                    ===============================
                   * Accumulated investment loss -- net ........................................    $  (1,086,931)               --
                                                                                                    ===============================

      See Notes to Financial Statements.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       11

Financial Highlights                     BlackRock Core Principal Protected Fund

                                                                                  Institutional
                                                --------------------------------------------------------------------------------
                                                  For the                                                              For the
                                                Six Months                                                             Period
The following per share data and                   Ended                        For the Year Ended                  February 28,
ratios have been derived from                    April 30,                          October 31,                       2003+ to
information provided in the                        2007           ---------------------------------------------      October 31,
financial statements.                           (Unaudited)           2006             2005             2004            2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $     12.66       $     11.66      $     11.48      $     11.34      $     10.00
                                                --------------------------------------------------------------------------------
Investment income (loss) -- net ............           (.02)@@           (.06)@@            --+++@@         .04              .03
Realized and unrealized gain -- net ........           1.09              1.88             1.31              .45             1.31
                                                --------------------------------------------------------------------------------
Total from investment operations ...........           1.07              1.82             1.31              .49             1.34
                                                --------------------------------------------------------------------------------
Less distributions from realized
  gain -- net ..............................          (1.14)             (.82)           (1.13)            (.35)              --
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $     12.59       $     12.66      $     11.66      $     11.48      $     11.34
                                                ================================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           9.01%@           16.25%           11.88%            4.44%           13.40%@
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets++
--------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ....................           1.59%*            1.55%            1.58%            1.58%            1.75%*
                                                ================================================================================
Expenses ...................................           2.05%*            2.02%            2.00%            1.91%            2.01%*
                                                ================================================================================
Investment income (loss) -- net ............           (.29%)*           (.47%)           (.01%)            .39%             .35%*
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...........................    $     4,904       $     5,824      $     7,034      $     9,893      $    14,290
                                                ================================================================================
Portfolio turnover of the Fund .............            .00%              .00%          186.21%          167.08%          175.43%
                                                ================================================================================
Portfolio turnover of the Portfolio ........          36.05%            87.67%           93.95%          135.48%          138.73%
                                                ================================================================================

                                                                                    Investor A
                                                --------------------------------------------------------------------------------
                                                  For the                                                              For the
                                                Six Months                                                             Period
The following per share data and                   Ended                        For the Year Ended                   February 28,
ratios have been derived from                    April 30,                          October 31,                        2003+ to
information provided in the                        2007           ---------------------------------------------       October 31,
financial statements.                           (Unaudited)           2006             2005             2004             2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $     12.64       $     11.63      $     11.44      $     11.32      $     10.00
                                                --------------------------------------------------------------------------------
Investment income (loss) -- net ............           (.03)@@           (.11)@@          (.03)@@           .01              .01
Realized and unrealized gain -- net ........           1.08              1.90             1.31              .44             1.31
                                                --------------------------------------------------------------------------------
Total from investment operations ...........           1.05              1.79             1.28              .45             1.32
                                                --------------------------------------------------------------------------------
Less distributions from realized
  gain -- net ..............................          (1.14)             (.78)           (1.09)            (.33)              --
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $     12.55       $     12.64      $     11.63      $     11.44      $     11.32
                                                ================================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           8.85%@           16.02%           11.62%            4.14%           13.20%@
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets++
--------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ....................           1.83%*            1.80%            1.83%            1.83%            2.00%*
                                                ================================================================================
Expenses ...................................           2.29%*            2.27%            2.25%            2.16%            2.26%*
                                                ================================================================================
Investment income (loss) -- net ............           (.53%)*           (.74%)           (.26%)            .13%             .10%*
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...........................    $    13,023       $    15,414      $     7,932      $    11,534      $    18,674
                                                ================================================================================
Portfolio turnover of the Fund .............            .00%              .00%          186.21%          167.08%          175.43%
                                                ================================================================================
Portfolio turnover of the Portfolio ........          36.05%            87.67%           93.95%          135.48%          138.73%
                                                ================================================================================

*     Annualized.
**    Total investment returns exclude the effects of any sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
+++   Amount is less than $(.01) per share.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


12       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Financial Highlights (concluded)         BlackRock Core Principal Protected Fund

                                                                                    Investor B
                                                --------------------------------------------------------------------------------
                                                  For the                                                              For the
                                                Six Months                                                             Period
The following per share data and                   Ended                        For the Year Ended                  February 28,
ratios have been derived from                    April 30,                          October 31,                       2003+ to
information provided in the                        2007           ---------------------------------------------      October 31,
financial statements.                           (Unaudited)           2006             2005             2004            2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $     12.50       $     11.51      $     11.33      $     11.26      $     10.00
                                                --------------------------------------------------------------------------------
Investment loss -- net .....................           (.08)@@           (.19)@@          (.12)@@          (.07)            (.05)
Realized and unrealized gain -- net ........           1.08              1.87             1.30              .44             1.31
                                                --------------------------------------------------------------------------------
Total from investment operations ...........           1.00              1.68             1.18              .37             1.26
                                                --------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.14)             (.69)           (1.00)            (.30)              --
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $     12.36       $     12.50      $     11.51      $     11.33      $     11.26
                                                ================================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           8.54%@           15.11%           10.81%            3.36%           12.60%@
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets++
--------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ....................           2.59%*            2.56%            2.59%            2.58%            2.76%*
                                                ================================================================================
Expenses ...................................           3.05%*            3.03%            3.01%            2.91%            3.03%*
                                                ================================================================================
Investment loss -- net .....................          (1.30%)*          (1.48%)          (1.07%)           (.59%)           (.68%)*
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...    $    95,772       $   100,974      $   118,858      $   130,014      $   145,568
                                                ================================================================================
Portfolio turnover of the Fund .............            .00%              .00%          186.21%          167.08%          175.43%
                                                ================================================================================
Portfolio turnover of the Portfolio ........          36.05%            87.67%           93.95%          135.48%          138.73%
                                                ================================================================================

                                                                                   Investor C
                                                --------------------------------------------------------------------------------
                                                  For the                                                              For the
                                                Six Months                                                             Period
The following per share data and                   Ended                        For the Year Ended                  February 28,
ratios have been derived from                    April 30,                          October 31,                       2003+ to
information provided in the                        2007           ---------------------------------------------      October 31,
financial statements.                           (Unaudited)           2006             2005             2004             2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $     12.52       $     11.53      $     11.33      $     11.26      $     10.00
                                                --------------------------------------------------------------------------------
Investment loss -- net .....................           (.08)@@           (.18)@@          (.12)@@          (.07)            (.05)
Realized and unrealized gain -- net ........           1.08              1.86             1.30              .44             1.31
                                                --------------------------------------------------------------------------------
Total from investment operations ...........           1.00              1.68             1.18              .37             1.26
                                                --------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.14)             (.69)            (.98)            (.30)              --
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $     12.38       $     12.52      $     11.53      $     11.33      $     11.26
                                                ================================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           8.51%@           15.03%           10.83%            3.37%           12.60%@
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets++
--------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ....................           2.59%*            2.56%            2.59%            2.59%            2.76%*
                                                ================================================================================
Expenses ...................................           3.05%*            3.03%            3.01%            2.91%            3.03%*
                                                ================================================================================
Investment loss -- net .....................          (1.30%)*          (1.48%)          (1.05%)           (.61%)           (.68%)*
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...    $    62,610       $    63,864      $    69,261      $    82,398      $   108,700
                                                ================================================================================
Portfolio turnover of the Fund .............            .00%              .00%          186.21%          167.08%          175.43%
                                                ================================================================================
Portfolio turnover of the Portfolio ........          36.05%            87.67%           93.95%          135.48%          138.73%
                                                ================================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       13

Notes to Financial Statements (Unaudited)
                                         BlackRock Core Principal Protected Fund

1. Significant Accounting Policies:

BlackRock Core Principal Protected Fund (the "Fund") is a series of BlackRock Principal Protected Trust ("the Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests all or a portion of its assets in Master Large Cap Core Portfolio (the "Portfolio"), which is a series of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2007 was 4.0%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.


14       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

                                         BlackRock Core Principal Protected Fund

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Investment Advisory Agreement between the Trust, on behalf of the Fund, and BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., became effective on September 29, 2006. Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM") was the Fund's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), which is the limited partner. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. The Manager has contractually agreed to waive its management fee by the amount of management fees the Fund pays the Manager indirectly through its investment in the Portfolio. For the six months ended April 30, 2007, the Manager earned fees of $671,455, of which $414,567 was waived. In addition, the Manager has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       15

                                         BlackRock Core Principal Protected Fund

1.99%. This arrangement has a one-year term and is renewable. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                         Service    Distribution
                                                           Fee           Fee
--------------------------------------------------------------------------------
Investor A .........................................       .25%           --
Investor B .........................................       .25%          .75%
Investor C .........................................       .25%          .75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and an affiliate of each Distributor, provides shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder and distribution-related services to Investor B and Investor C shareholders.

For the six months ended April 30, 2007, MLPF&S and BDI received contingent deferred sales charges of $110,104 and $1,387, respectively, relating to transactions in Investor B Shares. Furthermore, MLPF&S received contingent deferred sales charges of $23,523 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ....................................................    $ 40
Investor A .......................................................    $ 78
Investor B .......................................................    $632
Investor C .......................................................    $595
--------------------------------------------------------------------------------

The Trust, on behalf of the Fund, and the Manager have entered into a Financial Guarantee Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Guarantee Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Guarantee Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Guarantee Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Manager, is the Fund's transfer agent.

For the six months ended April 30, 2007, the Fund reimbursed the Manager $1,977 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interests Transactions:

Net decrease in net assets derived from beneficial interests transactions was $7,982,727 and $33,246,056 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.


16       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Notes to Financial Statements (concluded)
                                         BlackRock Core Principal Protected Fund

Transactions in beneficial interests for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six                                       Dollar
Months Ended April 30, 2007                             Shares         Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............          13,375     $    158,360
Shares redeemed ..............................         (84,068)      (1,021,367)
                                                    ---------------------------
Net decrease .................................         (70,693)    $   (863,007)
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2006                                  Shares         Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............          10,970     $    127,250
Shares redeemed ..............................        (154,237)      (1,859,945)
                                                    ---------------------------
Net decrease .................................        (143,267)    $ (1,732,695)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Six                                          Dollar
Months Ended April 30, 2007                             Shares         Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         102,494     $  1,212,730
Shares redeemed ..............................        (285,071)      (3,483,325)
                                                    ---------------------------
Net decrease .................................        (182,577)    $ (2,270,595)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2006                                  Shares         Amount
-------------------------------------------------------------------------------
Shares converted* ............................         810,674     $  9,768,858
Shares issued to shareholders in
  reinvestment of distributions ..............          37,792          438,385
                                                    ---------------------------
Total issued .................................         848,466       10,207,243
Shares redeemed ..............................        (310,493)      (3,745,822)
                                                    ---------------------------
Net increase .................................         537,973     $  6,461,421
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Six                                          Dollar
Months Ended April 30, 2007                            Shares          Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         705,928     $  8,229,310
Shares redeemed ..............................      (1,034,458)     (12,387,496)
                                                    ---------------------------
Net decrease .................................        (328,530)    $ (4,158,186)
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2006                                 Shares          Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         561,268     $  6,482,761
Shares redeemed or converted* ................      (2,808,283)     (33,508,192)
                                                    ---------------------------
Net decrease .................................      (2,247,015)    $(27,025,431)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Six                                          Dollar
Months Ended April 30, 2007                             Shares         Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         458,595     $  5,361,176
Shares redeemed ..............................        (502,634)      (6,052,115)
                                                    ---------------------------
Net decrease .................................         (44,039)    $   (690,939)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2006                                 Shares          Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         320,589     $  3,712,581
Shares redeemed ..............................      (1,229,286)     (14,661,932)
                                                    ---------------------------
Net decrease .................................        (908,697)    $(10,949,351)
                                                    ===========================

* In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A Shares.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       17

Portfolio Information as of April 30, 2007       Master Large Cap Core Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ................................................       4.0%
JPMorgan Chase & Co. .............................................       2.2
Chevron Corp. ....................................................       2.1
International Business Machines Corp. ............................       2.1
Cisco Systems, Inc. ..............................................       2.1
Hewlett-Packard Co. ..............................................       1.8
General Electric Co. .............................................       1.6
The Goldman Sachs Group, Inc. ....................................       1.6
Morgan Stanley ...................................................       1.6
United Health Group, Inc. ........................................       1.5
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Health Care Providers & Services .................................      11.7%
Oil, Gas & Consumable Fuels ......................................      10.6
Specialty Retail .................................................       6.6
Software .........................................................       5.7
Computers & Peripherals ..........................................       5.6
--------------------------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Health Care ......................................................      17.7%
Information Technology ...........................................      16.2
Consumer Discretionary ...........................................      15.1
Financial ........................................................       9.7
Energy ...........................................................       9.0
Industrials ......................................................       8.5
Materials ........................................................       4.3
Consumer Staples .................................................       2.6
Telecommunication Services .......................................       1.5
Other* ...........................................................      15.4
--------------------------------------------------------------------------------

*     Includes portfolio holdings in short-term investments.


18       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Schedule of Investments as of April 30, 2007 (Unaudited)
                                                 Master Large Cap Core Portfolio

                                                      Shares
Sector    Industry       Common Stocks                  Held           Value
===============================================================================
Consumer Discretionary -- 17.8%
          Auto Components -- 0.2%
          The Goodyear Tire & Rubber Co. (a)(c)        310,000   $   10,310,600
          ---------------------------------------------------------------------
          Automobiles -- 1.0%
          General Motors Corp. (c)                   1,450,000       45,283,500
          ---------------------------------------------------------------------
          Diversified Consumer
          Services -- 0.5%
          ITT Educational Services, Inc. (a)           220,000       21,386,200
          ---------------------------------------------------------------------
          Leisure Equipment &
          Products -- 1.4%
          Hasbro, Inc.                                 420,000       13,276,200
          Mattel, Inc. (c)                           1,670,000       47,261,000
                                                                 --------------
                                                                     60,537,200
          ---------------------------------------------------------------------
          Media -- 3.8%
          The DIRECTV Group, Inc. (a)(c)             1,980,000       47,203,200
          Meredith Corp.                               110,000        6,371,200
          Omnicom Group (c)                            460,000       48,166,600
          Walt Disney Co. (c)                        1,820,000       63,663,600
                                                                 --------------
                                                                    165,404,600
          ---------------------------------------------------------------------
          Multiline Retail -- 3.2%
          Dollar Tree Stores, Inc. (a)                  90,000        3,538,800
          JC Penney Co., Inc.                          490,000       38,754,100
          Kohl's Corp. (a)(c)                          680,000       50,347,200
          Nordstrom, Inc. (c)                          880,000       48,329,600
                                                                 --------------
                                                                    140,969,700
          ---------------------------------------------------------------------
          Specialty Retail -- 6.6%
          Abercrombie & Fitch Co. Class A (c)          490,000       40,013,400
          American Eagle Outfitters, Inc.            1,410,000       41,552,700
          AutoZone, Inc. (a)                           340,000       45,233,600
          OfficeMax, Inc.                              430,000       21,164,600
          RadioShack Corp.                           1,310,000       38,081,700
          Ross Stores, Inc.                          1,120,000       37,128,000
          The Sherwin-Williams Co.                     400,000       25,508,000
          TJX Cos., Inc.                             1,490,000       41,556,100
                                                                 --------------
                                                                    290,238,100
          ---------------------------------------------------------------------
          Textiles, Apparel & Luxury
          Goods -- 1.1%
          Coach, Inc. (a)(c)                           970,000       47,365,100
          ---------------------------------------------------------------------
          Total Consumer Discretionary                              781,495,000
===============================================================================
Consumer Staples -- 3.1%
          Food & Staples Retailing -- 2.3%
          The Kroger Co.                             1,740,000       51,347,400
          Safeway, Inc.                              1,360,000       49,368,000
                                                                 --------------
                                                                    100,715,400
          ---------------------------------------------------------------------
          Food Products -- 0.3%
          HJ Heinz Co.                                 330,000       15,546,300
          ---------------------------------------------------------------------
          Household Products -- 0.5%
          The Procter & Gamble Co.                     320,000       20,579,200
          ---------------------------------------------------------------------
          Total Consumer Staples                                    136,840,900
===============================================================================
Energy -- 10.6%
          Oil, Gas & Consumable
          Fuels -- 10.6%
          Chevron Corp.                              1,210,000       94,125,900
          Exxon Mobil Corp.                          2,230,000      177,017,400
          Frontier Oil Corp.                         1,250,000       44,162,500
          Holly Corp.                                  720,000       45,792,000
          Marathon Oil Corp.                           540,000       54,837,000
          Tesoro Corp.                                 390,000       47,268,000
          ---------------------------------------------------------------------
          Total Energy                                              463,202,800
===============================================================================
Financials -- 11.5%
          Capital Markets -- 3.5%
          The Goldman Sachs Group, Inc.                320,000       69,955,200
          Lehman Brothers Holdings, Inc. (c)           170,000       12,797,600
          Morgan Stanley                               840,000       70,568,400
                                                                 --------------
                                                                    153,321,200
          ---------------------------------------------------------------------
          Diversified Financial
          Services -- 3.9%
          Bank of America Corp.                        490,000       24,941,000
          Citigroup, Inc.                              700,000       37,534,000
          Moody's Corp. (c)                            180,000       11,901,600
          JPMorgan Chase & Co.                       1,830,000       95,343,000
                                                                 --------------
                                                                    169,719,600
          ---------------------------------------------------------------------
          Insurance -- 3.8%
          AMBAC Financial Group, Inc.                  260,000       23,868,000
          The Allstate Corp.                           770,000       47,986,400
          American International Group, Inc.           170,000       11,884,700
          Prudential Financial, Inc.                   250,000       23,750,000
          Safeco Corp.                                  80,000        5,339,200
          The Travelers Cos., Inc.                   1,020,000       55,182,000
                                                                 --------------
                                                                    168,010,300
          ---------------------------------------------------------------------
          Real Estate Management &
          Development -- 0.3%
          CB Richard Ellis Group, Inc. (a)             360,000       12,186,000
          ---------------------------------------------------------------------
          Total Financials                                          503,237,100
===============================================================================
Health Care -- 20.9%
          Biotechnology -- 0.9%
          Biogen Idec, Inc. (a)                        850,000       40,128,500
          ---------------------------------------------------------------------
          Health Care Equipment &
          Supplies -- 2.0%
          Kinetic Concepts, Inc. (a)                   760,000       38,000,000
          Zimmer Holdings, Inc. (a)                    560,000       50,668,800
                                                                 --------------
                                                                     88,668,800
          ---------------------------------------------------------------------
          Health Care Providers &
          Services -- 11.7%
          Aetna, Inc.                                1,140,000       53,443,200
          AmerisourceBergen Corp. (c)                  876,000       43,791,240
          Cigna Corp.                                  330,000       51,344,700
          Express Scripts, Inc. (a)(c)                 480,000       45,864,000
          Humana, Inc. (a)(c)                          730,000       46,165,200
          Laboratory Corp. of America
            Holdings (a)(c)                            550,000       43,417,000
          McKesson Corp.                               830,000       48,828,900
          Medco Health Solutions, Inc. (a)             690,000       53,833,800
          UnitedHealth Group, Inc.                   1,210,000       64,202,600
          WellPoint, Inc. (a)(c)                       750,000       59,227,500
                                                                 --------------
                                                                    510,118,140
          ---------------------------------------------------------------------
          Health Care Technology -- 1.0%
          Emdeon Corp. (a)                           2,770,000       44,707,800
          ---------------------------------------------------------------------
          Life Sciences Tools &
          Services -- 0.7%
          Waters Corp. (a)                             530,000       31,497,900
          ---------------------------------------------------------------------


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       19

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                      Shares
Sector    Industry       Common Stocks                  Held            Value
===============================================================================
Health Care (concluded)
          Pharmaceuticals -- 4.6%
          Forest Laboratories, Inc. (a)(c)             910,000   $   48,421,100
          Johnson & Johnson                            210,000       13,486,200
          King Pharmaceuticals, Inc. (a)(c)          1,211,000       24,764,950
          Pfizer, Inc.                               2,038,000       53,925,480
          Schering-Plough Corp.                      1,840,000       58,383,200
                                                                 --------------
                                                                    198,980,930
          ---------------------------------------------------------------------
          Total Health Care                                         914,102,070
===============================================================================
Industrials -- 10.1%
          Aerospace & Defense -- 3.6%
          Honeywell International, Inc.              1,070,000       57,972,600
          Lockheed Martin Corp. (c)                    550,000       52,877,000
          Raytheon Co.                                 867,200       46,429,888
                                                                 --------------
                                                                    157,279,488
          ---------------------------------------------------------------------
          Airlines -- 2.0%
          AMR Corp. (a)                              1,580,000       41,222,200
          Continental Airlines, Inc. Class B (a)(c)  1,250,000       45,700,000
                                                                 --------------
                                                                     86,922,200
          ---------------------------------------------------------------------
          Commercial Services &
          Supplies -- 1.1%
          Avery Dennison Corp.                         270,000       16,794,000
          Manpower, Inc.                               390,000       31,297,500
                                                                 --------------
                                                                     48,091,500
          ---------------------------------------------------------------------
          Industrial Conglomerates -- 1.6%
          General Electric Co.                       1,890,000       69,665,400
          ---------------------------------------------------------------------
          Machinery -- 1.8%
          Cummins, Inc.                                490,000       45,158,400
          Manitowoc Co.                                176,000       12,008,480
          Terex Corp. (a)                              150,000       11,677,500
          Toro Co.                                     210,000       10,552,500
                                                                 --------------
                                                                     79,396,880
          ---------------------------------------------------------------------
          Total Industrials                                         441,355,468
===============================================================================
Information Technology -- 19.2%
          Communications
          Equipment -- 2.1%
          Cisco Systems, Inc. (a)                    3,450,000       92,253,000
          ---------------------------------------------------------------------
          Computers & Peripherals -- 5.6%
          Hewlett-Packard Co.                        1,870,000       78,801,800
          International Business Machines Corp.        910,000       93,011,100
          Lexmark International, Inc. Class A (a)      710,000       38,695,000
          NCR Corp. (a)                                653,000       32,911,200
                                                                 --------------
                                                                    243,419,100
          ---------------------------------------------------------------------
          Electronic Equipment &
          Instruments -- 0.9%
          Avnet, Inc. (a)(c)                           680,000       27,812,000
          Mettler Toledo International, Inc. (a)       130,000       12,690,600
                                                                 --------------
                                                                     40,502,600
          ---------------------------------------------------------------------
          IT Services -- 1.1%
          Electronic Data Systems Corp.              1,660,000       48,538,400
          ---------------------------------------------------------------------
          Office Electronics -- 1.1%
          Xerox Corp. (a)                            2,580,000       47,730,000
          ---------------------------------------------------------------------
          Semiconductors & Semiconductor
          Equipment -- 2.7%
          Applied Materials, Inc. (c)                2,730,000       52,470,600
          Integrated Device Technology, Inc. (a)     1,340,000       20,073,200
          Novellus Systems, Inc. (a)                 1,450,000       46,936,500
                                                                 --------------
                                                                    119,480,300
          ---------------------------------------------------------------------
          Software -- 5.7%
          BEA Systems, Inc. (a)                      2,960,000       34,898,400
          BMC Software, Inc. (a)(c)                  1,480,000       47,907,600
          Cadence Design Systems, Inc. (a)           1,510,000       33,522,000
          Compuware Corp. (a)                        1,110,000       10,955,700
          McAfee, Inc. (a)                             170,000        5,523,300
          Microsoft Corp.                            1,810,000       54,191,400
          Oracle Corp. (a)                           3,230,000       60,724,000
                                                                 --------------
                                                                    247,722,400
          ---------------------------------------------------------------------
          Total Information Technology                              839,645,800
===============================================================================
Materials -- 5.1%
          Chemicals -- 0.9%
          Lyondell Chemical Co.                      1,330,000       41,389,600
          ---------------------------------------------------------------------
          Containers & Packaging -- 1.3%
          Crown Holdings, Inc. (a)                     640,000       15,468,800
          Pactiv Corp. (a)                           1,180,000       40,804,400
                                                                 --------------
                                                                     56,273,200
          ---------------------------------------------------------------------
          Metals & Mining -- 2.1%
          Nucor Corp.                                  730,000       46,325,800
          Southern Copper Corp. (c)                    580,000       46,574,000
                                                                 --------------
                                                                     92,899,800
          ---------------------------------------------------------------------
          Paper & Forest Products -- 0.8%
          International Paper Co. (c)                  870,000       32,816,400
          ---------------------------------------------------------------------
          Total Materials                                           223,379,000
===============================================================================
Telecommunication Services -- 1.7%
          Diversified Telecommunication
          Services -- 1.7%
          AT&T Inc.                                    790,000       30,588,800
          Qwest Communications
            International Inc. (a)(c)                5,070,000       45,021,600
          ---------------------------------------------------------------------
          Total Telecommunication Services                           75,610,400
===============================================================================
          Total Common Stocks
          (Cost -- $3,560,516,210) -- 100.0%                      4,378,868,538
===============================================================================

===============================================================================
                     Short-Term                     Beneficial
                     Securities                       Interest
===============================================================================
          BlackRock Liquidity Series, LLC Money
            Market Series, 5.33% (b)(d)(e)        $799,478,410      799,478,410
          ---------------------------------------------------------------------
          Total Short-Term Securities
          (Cost -- $799,478,410) -- 18.3%                           799,478,410
===============================================================================
          Total Investments
          (Cost -- $4,359,994,620*) -- 118.3%                     5,178,346,948

          Liabilities in Excess of Other Assets -- (18.3%)         (800,795,644)
                                                                 --------------
          Net Assets -- 100.0%                                   $4,377,551,304
                                                                 ==============


20       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 4,371,963,500
                                                                ===============
      Gross unrealized appreciation ........................    $   836,369,956
      Gross unrealized depreciation ........................        (29,986,508)
                                                                ---------------
      Net unrealized appreciation ..........................    $   806,383,448
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of April 30, 2007.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                         Net          Interest
Affiliate                                             Activity         Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series                                          --    $     42,714
BlackRock Liquidity Series, LLC
   Money Market Series                              $150,599,610    $    429,213
--------------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       21

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of April 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Investments in unaffiliated securities, at value (including securities
                loaned of $767,285,481) (identified cost -- $3,560,516,210) ..................                       $4,378,868,538
              Investments in affiliated securities, at value (identified cost -- $799,478,410)                          799,478,410
              Receivables:
                  Securities sold ............................................................    $   16,001,101
                  Contributions ..............................................................        13,128,826
                  Dividends ..................................................................         1,399,416
                  Securities lending .........................................................           172,562
                  Interest from affiliates ...................................................             2,360         30,704,265
                                                                                                  --------------
              Prepaid expenses ...............................................................                               58,616
                                                                                                                     --------------
              Total assets ...................................................................                        5,209,109,829
                                                                                                                     --------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
              Collateral on securities loaned, at value ......................................                          799,478,410
              Bank overdraft .................................................................                              127,015
              Payables:
                  Securities purchased .......................................................        16,482,128
                  Withdrawals ................................................................        13,489,472
                  Investment adviser .........................................................         1,639,639
                  Other affiliates ...........................................................            41,713         31,652,952
                                                                                                  --------------
              Accrued expenses and other liabilities .........................................                              300,148
                                                                                                                     --------------
              Total liabilities ..............................................................                          831,558,525
                                                                                                                     --------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Net assets .....................................................................                       $4,377,551,304
                                                                                                                     ==============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
              Investors' capital .............................................................                       $3,559,198,976
              Unrealized appreciation -- net .................................................                          818,352,328
                                                                                                                     --------------
              Net Assets .....................................................................                       $4,377,551,304
                                                                                                                     ==============

      See Notes to Financial Statements.


22       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Statement of Operations                          Master Large Cap Core Portfolio

For the Six Months Ended April 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                          Dividends ..........................................................                       $   25,306,109
                          Securities lending -- net ..........................................                              429,213
                          Interest from affiliates ...........................................                               42,714
                                                                                                                     --------------
                          Total income .......................................................                           25,778,036
                                                                                                                     --------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                          Investment advisory fees ...........................................    $    9,392,454
                          Accounting services ................................................           298,971
                          Custodian fees .....................................................           128,991
                          Trustees' fees and expenses ........................................            50,322
                          Professional fees ..................................................            34,426
                          Printing and shareholder reports ...................................               651
                          Pricing fees .......................................................               500
                          Other ..............................................................            30,865
                                                                                                  --------------
                          Total expenses .....................................................                            9,937,180
                                                                                                                     --------------
                          Investment income -- net ...........................................                           15,840,856
                                                                                                                     --------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
                          Realized gain on investments -- net ................................                          200,873,842
                          Change in unrealized appreciation on investments -- net ............                          164,770,531
                                                                                                                     --------------
                          Total realized and unrealized gain -- net ..........................                          365,644,373
                                                                                                                     --------------
                          Net Increase in Net Assets Resulting from Operations ...............                       $  381,485,229
                                                                                                                     ==============

      See Notes to Financial Statements.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       23

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                                    For the Six
                                                                                                   Months Ended          For the
                                                                                                     April 30,         Year Ended
                                                                                                       2007            October 31,
Increase (Decrease) in Net Assets:                                                                  (Unaudited)           2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                          Investment income -- net ...........................................    $   15,840,856     $   19,476,807
                          Realized gain -- net ...............................................       200,873,842        195,731,487
                          Change in unrealized appreciation -- net ...........................       164,770,531        289,376,493
                                                                                                  ---------------------------------
                          Net increase in net assets resulting from operations ...............       381,485,229        504,584,787
                                                                                                  ---------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                          Proceeds from contributions ........................................       647,217,166      1,448,673,363
                          Fair value of withdrawals ..........................................      (527,789,881)      (743,318,106)
                                                                                                  ---------------------------------
                          Net increase in net assets derived from capital transactions .......       119,427,285        705,355,257
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                          Total increase in net assets .......................................       500,912,514      1,209,940,044
                          Beginning of period ................................................     3,876,638,790      2,666,698,746
                                                                                                  ---------------------------------
                          End of period ......................................................    $4,377,551,304     $3,876,638,790
                                                                                                  =================================

      See Notes to Financial Statements.

Financial Highlights                             Master Large Cap Core Portfolio

                                                        For the Six
                                                       Months Ended
                                                         April 30,                    For the Year Ended October 31,
The following ratios have been derived from                2007      -------------------------------------------------------------
information provided in the financial statements.       (Unaudited)      2006         2005         2004         2003        2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
             Total investment return ................        9.64%@       17.32%       18.35%        9.61%       25.11%      (8.13%)
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
             Expenses ...............................         .49%*         .49%         .51%         .52%         .54%        .57%
                                                       ===========================================================================
             Investment income -- net ...............         .78%*         .58%         .72%         .57%         .48%        .83%
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands)  $4,377,551    $3,876,639   $2,666,699   $1,831,300   $1,454,109   $ 873,704
                                                       ===========================================================================
             Portfolio turnover .....................       36.05%        87.67%       93.95%      135.48%      138.73%     150.18%
                                                       ===========================================================================

*     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


24       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Notes to Financial Statements (Unaudited)        Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is a series of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities held by the Portfolio that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits, and maintains as collateral, such initial margin as required by the exchange


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       25

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft -- The Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Portfolio's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after


26       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolio's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolio's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Investment Advisory Agreement between the Trust, on behalf of the Portfolio and the Manager became effective on September 29, 2006. Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM") was the Portfolio's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), which is the limited partner. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and .40% of average daily net assets in excess of $5 billion.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides to the Portfolio a monthly fee at an annual rate that is a percentage of the management fee paid by the Portfolio to the Manager.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2007, the Portfolio lent securities with a value of $275,443,584 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended April 30, 2007, BIM received $195,547 in securities lending agent fees.

For the six months ended April 30, 2007, the Portfolio reimbursed the Manager $21,161 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2007 were $1,610,219,797 and $1,473,584,141, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       27

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2007.

Officers and Trustees of Master Large Cap Series Trust

Robert C. Doll, Jr., Trust President, Trustee and Portfolio Manager James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Trust Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


28       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       29

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30       BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


    BLACKROCK CORE PRINCIPAL PROTECTED FUND              APRIL 30, 2007       31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Core Principal Protected Fund
Of BlackRock Principal Protected Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                       #CPP-4/07

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 -   Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 19, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 19, 2007